Quarterly Portfolios of Investments
HARBOR ETF TRUST
January 31, 2024

Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Table of Contents

Portfolios of Investments
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	1
Harbor Disruptive Innovation ETF	2
Harbor Dividend Growth Leaders ETF	4
Harbor Energy Transition Strategy ETF (CONSOLIDATED)	6
Harbor Health Care ETF	7
Harbor Human Capital Factor Unconstrained ETF	8
Harbor Human Capital Factor US Large Cap ETF	10
Harbor Human Capital Factor US Small Cap ETF	13
Harbor International Compounders ETF	16
Harbor Long-Short Equity ETF	17
Harbor Long-Term Growers ETF	20
Harbor Multi-Asset Explorer ETF	22
Harbor Scientific Alpha High-Yield ETF	23
Harbor Scientific Alpha Income ETF	28
Notes to Portfolios of Investments	33

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Short-Term Investments—89.5%
Principal Amount		Value
U.S. TREASURY BILLS—89.5%
	U.S. Treasury Bills
$20,853	5.194%—04/30/2024†	$20,586
3,454	5.213%—03/28/2024†	3,426
22,506	5.221%—03/21/2024†	22,345
39,651	5.257%—02/08/2024†	39,610
8,733	5.290%—02/06/2024†	8,727
16,526	5.291%—02/22/2024†	16,475
TOTAL SHORT-TERM INVESTMENTS (Cost $111,169)		111,169
TOTAL INVESTMENTS—89.5% (Cost $111,169)		111,169
CASH AND OTHER ASSETS, LESS LIABILITIES—10.5%		13,091
TOTAL NET ASSETS—100%		$124,260

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	02/29/2024	Monthly	$124,219	$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended January 31,
2024.

Commodity	Weight
Gold	38.9%
GasOil	11.1
Heating Oil	6.9
RBOB Gasoline	6.8
Brent Crude Oil	6.1
Copper	4.6
Zinc	3.6
Nickel	3.4
Aluminum	3.3
Corn	3.0
Soybeans	2.5
Sugar	2.2
Soybean Oil	2.0
KC Wheat	1.9
Wheat	1.9
Soymeal	1.8
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.5%
Shares		Value
AUTOMOBILES—0.7%
1,074	Tesla, Inc. *	$201
BIOTECHNOLOGY—11.6%
1,502	89bio, Inc. *	15
42,608	Adaptimmune Therapeutics PLC ADR*,1	41
2,871	Alkermes PLC *	78
21,763	Allogene Therapeutics, Inc. *	77
6,479	Arrowhead Pharmaceuticals, Inc. *	208
3,648	Ascendis Pharma AS ADR (Denmark)*,1	474
64,128	Autolus Therapeutics PLC ADR (United Kingdom)*,1	386
9,384	Avidity Biosciences, Inc. *	115
7,977	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	139
23,300	C4 Therapeutics, Inc. *	144
4,535	Fate Therapeutics, Inc. *	28
5,655	Freeline Therapeutics Holdings PLC ADR (United Kingdom)*,1	36
4,100	Intellia Therapeutics, Inc. *	98
20,927	Iovance Biotherapeutics, Inc. *	162
1,816	Krystal Biotech, Inc. *	202
4,772	Kymera Therapeutics, Inc. *	156
1,890	Legend Biotech Corp. ADR*,1	104
57,473	Magenta Therapeutics, Inc. - CVR *	— [x]
2,979	Moderna, Inc. *	301
229	Mural Oncology PLC *	1
43,587	Precision BioSciences, Inc. *	16
10,023	REGENXBIO, Inc. *	123
13,689	Repare Therapeutics, Inc. (Canada)*	89
9,997	Replimune Group, Inc. *	78
16,529	Rocket Pharmaceuticals, Inc. *	475
8,893	Synlogic, Inc. *	31
8,090	uniQure NV (Netherlands)*	45
		3,622
BROADLINE RETAIL—5.6%
5,178	Amazon.com, Inc. *	804
558	MercadoLibre, Inc. (Brazil)*	955
		1,759
CHEMICALS—2.3%
1,777	Linde PLC	719
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.5%
79,733	Dada Nexus Ltd. ADR (China)*,1	151
ELECTRICAL EQUIPMENT—0.3%
282	Hubbell, Inc.	95
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
7,077	Cognex Corp.	256
ENTERTAINMENT—0.2%
1,503	Sea Ltd. ADR (Singapore)*,1	57
FINANCIAL SERVICES—6.8%
426	Adyen NV (Netherlands)*,2	539
9,806	Block, Inc. *	638
4,794	Fiserv, Inc. *	680
15,715	Toast, Inc. Class A*	279
		2,136
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
292	Cooper Cos., Inc.	109
4,202	Dexcom, Inc. *	510

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
230	IDEXX Laboratories, Inc. *	$118
609	Inspire Medical Systems, Inc. *	128
502	Insulet Corp. *	96
1,130	Lantheus Holdings, Inc. *	59
		1,020
HEALTH CARE PROVIDERS & SERVICES—0.1%
69,291	Invitae Corp. *	27
HOTELS, RESTAURANTS & LEISURE—4.2%
159	Chipotle Mexican Grill, Inc. *	383
247,717	Deliveroo PLC (United Kingdom)*,2	369
4,382	DoorDash, Inc. Class A*	457
2,643	DraftKings, Inc. Class A*	103
		1,312
INSURANCE—2.4%
4,135	Progressive Corp.	737
INTERACTIVE MEDIA & SERVICES—2.6%
3,550	Alphabet, Inc. Class A*	497
835	Meta Platforms, Inc. Class A*	326
		823
IT SERVICES—6.1%
5,895	Cloudflare, Inc. Class A*	466
502	MongoDB, Inc. *	201
1,099	Okta, Inc. *	91
10,013	Shopify, Inc. Class A (Canada)*	801
1,758	Snowflake, Inc. Class A*	344
		1,903
LIFE SCIENCES TOOLS & SERVICES—4.3%
3,205	Danaher Corp.	769
725	ICON PLC *	189
385	Lonza Group AG (Switzerland)	190
386	Thermo Fisher Scientific, Inc.	208
		1,356
MACHINERY—0.7%
1,989	Chart Industries, Inc. *	232
PHARMACEUTICALS—1.8%
5,392	Arvinas, Inc. *	224
3,157	Catalent, Inc. *	163
273	Eli Lilly & Co.	176
		563
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.4%
7,037	Advanced Micro Devices, Inc. *	1,180
1,718	Applied Materials, Inc.	282
968	ASML Holding NV (Netherlands)	835
1,223	Lam Research Corp.	1,009
3,959	Lattice Semiconductor Corp. *	241
2,001	Microchip Technology, Inc.	170
820	NVIDIA Corp.	505
3,667	Texas Instruments, Inc.	587
		4,809
SOFTWARE—24.7%
127,771	Agora, Inc. ADR (China)*,1	358
827	Atlassian Corp. Class A*	206

⬤
2

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
2,937	Bentley Systems, Inc. Class B	$148
2,752	Cadence Design Systems, Inc. *	794
9,085	CCC Intelligent Solutions Holdings, Inc. *	100
2,319	Datadog, Inc. Class A*	289
2,579	DoubleVerify Holdings, Inc. *	103
2,765	Dynatrace, Inc. *	158
570	HubSpot, Inc. *	348
3,825	Microsoft Corp.	1,521
508	Monday.com Ltd. *	107
494	Nice Ltd. ADR (Israel)*,1	103
908	Palo Alto Networks, Inc. *	307
6,120	Procore Technologies, Inc. *	437
1,753	Salesforce, Inc. *	493
15,489	Samsara, Inc. Class A*	486
1,128	ServiceNow, Inc. *	863
5,936	Smartsheet, Inc. Class A*	267
687	Splunk, Inc. *	105

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
1,024	Workday, Inc. Class A*	$298
926	Zscaler, Inc. *	218
		7,709
SPECIALTY RETAIL—0.0%
159,844	Farfetch Ltd. Class A (United Kingdom)*	5
TRADING COMPANIES & DISTRIBUTORS—2.1%
1,034	United Rentals, Inc.	647
TOTAL COMMON STOCKS (Cost $24,429)		30,139
TOTAL INVESTMENTS—96.5% (Cost $24,429)		30,139
CASH AND OTHER ASSETS, LESS LIABILITIES—3.5%		1,085
TOTAL NET ASSETS—100%		$31,224

FAIR VALUE MEASUREMENTS
As of January 31, 2024, the investment in Magenta Therapeutics, Inc - CVR (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2024 (000s)	Unrealized Gain/(Loss) as of 01/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Magenta Therapeutics, Inc. - CVR*	$—	Market Approach	Estimated Recovery Value	USD 0.00

*
Non-income producing security
x
Fair valued in accordance with Harbor funds' valuation procedures.

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $908 or 3% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.5%
Shares		Value
BANKS—2.9%
129,754	Bank of America Corp.	$4,413
426,167	New York Community Bancorp, Inc.	2,757
		7,170
BEVERAGES—2.5%
101,402	Coca-Cola Co.	6,032
BIOTECHNOLOGY—3.7%
24,898	AbbVie, Inc.	4,093
61,043	Gilead Sciences, Inc.	4,777
		8,870
CAPITAL MARKETS—4.5%
10,953	Ameriprise Financial, Inc.	4,237
31,133	Ares Management Corp. Class A	3,782
14,576	CME Group, Inc.	3,000
		11,019
CHEMICALS—2.4%
40,022	Celanese Corp.	5,855
COMMERCIAL SERVICES & SUPPLIES—2.0%
8,046	Cintas Corp.	4,864
COMMUNICATIONS EQUIPMENT—2.3%
110,207	Cisco Systems, Inc.	5,530
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
53,418	Cogent Communications Holdings, Inc.	4,124
ELECTRIC UTILITIES—1.5%
60,959	NextEra Energy, Inc.	3,574
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
26,246	CDW Corp.	5,950
FINANCIAL SERVICES—1.7%
30,543	Global Payments, Inc.	4,069
FOOD PRODUCTS—1.7%
21,612	Hershey Co.	4,183
HEALTH CARE PROVIDERS & SERVICES—4.8%
25,614	Cardinal Health, Inc.	2,797
17,188	UnitedHealth Group, Inc.	8,796
		11,593
HOTELS, RESTAURANTS & LEISURE—1.5%
47,563	Restaurant Brands International, Inc. (Canada)	3,714
HOUSEHOLD DURABLES—1.7%
27,425	Lennar Corp. Class A	4,110
INSURANCE—8.0%
76,336	American International Group, Inc.	5,306
34,671	Arthur J Gallagher & Co.	8,049
25,736	Primerica, Inc.	6,027
		19,382
IT SERVICES—3.6%
47,394	International Business Machines Corp.	8,704

COMMON STOCKS—Continued
Shares		Value
MACHINERY—5.0%
10,149	Cummins, Inc.	$2,429
24,097	IDEX Corp.	5,096
95,462	Mueller Industries, Inc.	4,582
		12,107
MEDIA—2.0%
53,414	Comcast Corp. Class A	2,486
69,755	John Wiley & Sons, Inc. Class A	2,360
		4,846
OIL, GAS & CONSUMABLE FUELS—3.3%
28,605	Chevron Corp.	4,217
34,208	ConocoPhillips	3,827
		8,044
PHARMACEUTICALS—5.4%
10,490	Eli Lilly & Co.	6,772
53,039	Merck & Co., Inc.	6,406
		13,178
RESIDENTIAL REITS—3.0%
55,230	Equity LifeStyle Properties, Inc.	3,739
28,689	Sun Communities, Inc.	3,596
		7,335
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.5%
8,489	Broadcom, Inc.	10,017
73,598	Microchip Technology, Inc.	6,269
21,064	NXP Semiconductors NV (China)	4,436
		20,722
SOFTWARE—6.1%
37,031	Microsoft Corp.	14,723
SPECIALIZED REITS—2.1%
6,024	Equinix, Inc.	4,999
SPECIALTY RETAIL—4.6%
36,820	TJX Cos., Inc.	3,495
15,461	Tractor Supply Co.	3,473
21,317	Williams-Sonoma, Inc.	4,122
		11,090
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.4%
70,480	Apple, Inc.	12,997
TRADING COMPANIES & DISTRIBUTORS—3.2%
16,388	Ferguson PLC	3,079
11,922	Watsco, Inc.	4,661
		7,740
TOTAL COMMON STOCKS (Cost $196,685)		236,524
TOTAL INVESTMENTS—97.5% (Cost $196,685)		236,524
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		5,958
TOTAL NET ASSETS—100%		$242,482

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Energy Transition Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Short-Term Investments—76.4%
Principal Amount		Value
U.S. TREASURY BILLS—76.4%
	U.S. Treasury Bills
$6,424	5.213%—03/28/2024†	$6,371
1,929	5.221%—03/21/2024†	1,915
1,117	5.256%—02/06/2024†	1,116
6,254	5.257%—02/08/2024†	6,248
TOTAL SHORT-TERM INVESTMENTS (Cost $15,650)		15,650
TOTAL INVESTMENTS—76.4% (Cost $15,650)		15,650
CASH AND OTHER ASSETS, LESS LIABILITIES—23.6%		4,846
TOTAL NET ASSETS—100%		$20,496

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	0.750%	Pay	Quantix Energy Transition Index	02/14/2024	Monthly	$20,499	$(44)	$—	$(44)
FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended January 31,
2024.

Commodity	Weight
Aluminum	13.2%
Emissions (Europe)	12.6
Natural Gas (United States)	10.9
Natural Gas (Europe)	10.8
Copper	10.0
Soybean Oil	7.6
Silver	7.4
Nickel	7.3
Zinc	4.2
Emissions (California)	4.1
Lead	2.6
Ethanol	2.5
Natural Gas (United Kingdom)	2.5
Platinum	2.2
Palladium	2.1
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
BIOTECHNOLOGY—40.8%
3,586	89bio, Inc. *	$36
4,061	AbbVie, Inc.	668
2,378	Alkermes PLC *	64
7,222	Ascendis Pharma AS ADR (Denmark)*,1	938
3,291	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	57
273	Biogen, Inc. *	67
5,893	Legend Biotech Corp. ADR*,1	324
1,362	MoonLake Immunotherapeutics *	76
12,247	Mural Oncology PLC *	54
562	Neurocrine Biosciences, Inc. *	79
7,546	Rocket Pharmaceuticals, Inc. *	217
2,081	Vaxcyte, Inc. *	149
846	Xenon Pharmaceuticals, Inc. (Canada)*	38
		2,767
HEALTH CARE EQUIPMENT & SUPPLIES—20.6%
187	Align Technology, Inc. *	50
2,360	Boston Scientific Corp. *	149
295	Cooper Cos., Inc.	110
2,237	Dexcom, Inc. *	271
959	GE HealthCare Technologies, Inc.	70
932	Haemonetics Corp. *	71
209	IDEXX Laboratories, Inc. *	108
327	Inspire Medical Systems, Inc. *	69
449	Insulet Corp. *	86
607	iRhythm Technologies, Inc. *	73
3,538	Lantheus Holdings, Inc. *	184
1,224	Masimo Corp. *	158
		1,399

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—20.3%
189	Cencora, Inc.	$44
7,698	Option Care Health, Inc. *	241
3,241	R1 RCM, Inc. *	33
2,078	UnitedHealth Group, Inc.	1,063
		1,381
LIFE SCIENCES TOOLS & SERVICES—5.6%
4,752	Avantor, Inc. *	109
818	ICON PLC *	213
309	Repligen Corp. *	59
		381
PHARMACEUTICALS—12.1%
3,607	Cymabay Therapeutics, Inc. *	85
1,030	Eli Lilly & Co.	665
4,258	Innoviva, Inc. *	69
		819
TOTAL COMMON STOCKS (Cost $5,827)		6,747
TOTAL INVESTMENTS—99.4% (Cost $5,827)		6,747
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		41
TOTAL NET ASSETS—100%		$6,788

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—100.0%
Shares		Value
BANKS—1.5%
2,089	Pinnacle Financial Partners, Inc.	$185
BIOTECHNOLOGY—4.2%
880	Alnylam Pharmaceuticals, Inc. *	152
5,654	Intellia Therapeutics, Inc. *	135
1,813	Sarepta Therapeutics, Inc. *	216
		503
BROADLINE RETAIL—1.2%
2,187	Etsy, Inc. *	146
CAPITAL MARKETS—9.8%
325	FactSet Research Systems, Inc.	155
2,244	KKR & Co., Inc.	194
555	Morningstar, Inc.	155
289	MSCI, Inc.	173
370	S&P Global, Inc.	166
4,468	TPG, Inc.	186
1,615	Tradeweb Markets, Inc. Class A	154
		1,183
CONSUMER FINANCE—3.1%
343	Credit Acceptance Corp. *	185
4,935	Synchrony Financial	192
		377
ELECTRIC UTILITIES—1.3%
5,810	PPL Corp.	152
ENTERTAINMENT—5.5%
333	Netflix, Inc. *	188
3,811	ROBLOX Corp. Class A*	148
1,697	Roku, Inc. *	149
857	Spotify Technology SA *	185
		670
FINANCIAL SERVICES—1.4%
376	Mastercard, Inc. Class A	169
HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
2,768	Boston Scientific Corp. *	175
2,071	GE HealthCare Technologies, Inc.	152
513	Intuitive Surgical, Inc. *	194
		521
HEALTH CARE PROVIDERS & SERVICES—0.6%
12,318	agilon health, Inc. *	73
HEALTH CARE TECHNOLOGY—1.3%
5,888	Doximity, Inc. Class A*	159
HOTELS, RESTAURANTS & LEISURE—1.4%
1,180	Airbnb, Inc. Class A*	170
HOUSEHOLD PRODUCTS—2.6%
1,951	Colgate-Palmolive Co.	164
983	Procter & Gamble Co.	155
		319
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.2%
8,828	AES Corp.	147

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL REITS—1.4%
1,368	Prologis, Inc.	$173
INSURANCE—2.6%
2,669	First American Financial Corp.	161
1,104	RLI Corp.	151
		312
INTERACTIVE MEDIA & SERVICES—5.5%
555	Alphabet, Inc. Class A*	78
548	Alphabet, Inc. Class C*	78
445	Meta Platforms, Inc. Class A*	173
2,265	Ziff Davis, Inc. *	153
11,252	ZoomInfo Technologies, Inc. *	180
		662
IT SERVICES—7.1%
604	EPAM Systems, Inc. *	168
820	Globant SA *	193
376	MongoDB, Inc. *	150
38,844	Thoughtworks Holding, Inc. *	182
2,428	Twilio, Inc. Class A*	171
		864
LIFE SCIENCES TOOLS & SERVICES—1.4%
1,340	Agilent Technologies, Inc.	174
MEDIA—1.3%
2,211	Trade Desk, Inc. Class A*	151
METALS & MINING—2.8%
3,238	Commercial Metals Co.	169
1,350	Steel Dynamics, Inc.	163
		332
MULTI-UTILITIES—1.2%
1,652	Consolidated Edison, Inc.	150
OIL, GAS & CONSUMABLE FUELS—2.4%
1,294	ConocoPhillips	145
631	Pioneer Natural Resources Co.	145
		290
PASSENGER AIRLINES—1.4%
4,244	Delta Air Lines, Inc.	166
PHARMACEUTICALS—1.3%
1,013	Johnson & Johnson	161
PROFESSIONAL SERVICES—2.8%
1,666	ASGN, Inc. *	154
2,669	TransUnion	185
		339
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.7%
3,795	Intel Corp.	164
301	NVIDIA Corp.	185
1,490	Silicon Laboratories, Inc. *	184
1,650	Teradyne, Inc.	159
		692
SOFTWARE—21.2%
247	Adobe, Inc. *	153

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
803	Atlassian Corp. Class A*	$201
549	Cadence Design Systems, Inc. *	158
5,458	Dropbox, Inc. Class A*	173
3,067	Gitlab, Inc. Class A*	218
1,547	Guidewire Software, Inc. *	173
269	Intuit, Inc.	170
404	Microsoft Corp.	161
914	Monday.com Ltd. *	192
676	Salesforce, Inc. *	190
5,686	Samsara, Inc. Class A*	178
8,730	SentinelOne, Inc. Class A*	234
229	ServiceNow, Inc. *	175
799	Zscaler, Inc. *	188
		2,564

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—1.2%
640	SBA Communications Corp.	$143
TEXTILES, APPAREL & LUXURY GOODS—1.3%
348	Lululemon Athletica, Inc. *	158
TOTAL COMMON STOCKS (Cost $10,617)		12,105
TOTAL INVESTMENTS—100% (Cost $10,617)		12,105
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100%		$12,105

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—92.0%
Shares		Value
AEROSPACE & DEFENSE—1.4%
6,175	Lockheed Martin Corp.	$2,651
3,232	Northrop Grumman Corp.	1,444
		4,095
AIR FREIGHT & LOGISTICS—0.9%
17,574	United Parcel Service, Inc. Class B	2,494
AUTOMOBILES—0.3%
64,650	Ford Motor Co.	758
BANKS—1.3%
109,993	Bank of America Corp.	3,741
BEVERAGES—0.3%
781	Brown-Forman Corp. Class A	44
4,896	Brown-Forman Corp. Class B	269
2,330	Constellation Brands, Inc. Class A	571
		884
BIOTECHNOLOGY—2.7%
2,074	Alnylam Pharmaceuticals, Inc. *	359
9,646	Amgen, Inc.	3,031
3,368	BioMarin Pharmaceutical, Inc. *	297
3,405	Incyte Corp. *	200
1,810	Regeneron Pharmaceuticals, Inc. *	1,707
4,752	Vertex Pharmaceuticals, Inc. *	2,059
		7,653
BROADLINE RETAIL—0.4%
18,864	eBay, Inc.	775
4,386	Etsy, Inc. *	292
		1,067
CAPITAL MARKETS—4.2%
2,362	Ares Management Corp. Class A	287
2,294	BlackRock, Inc.	1,776
23,061	Charles Schwab Corp.	1,451
460	FactSet Research Systems, Inc.	219
4,419	Franklin Resources, Inc.	118
5,274	Goldman Sachs Group, Inc.	2,025
10,893	KKR & Co., Inc.	943
20,229	Morgan Stanley	1,765
910	MSCI, Inc.	545
5,516	Nasdaq, Inc.	319
5,398	S&P Global, Inc.	2,420
1,684	Tradeweb Markets, Inc. Class A	160
		12,028
CHEMICALS—0.8%
17,337	Corteva, Inc.	788
16,578	Dow, Inc.	889
10,330	DuPont de Nemours, Inc.	638
		2,315
COMMUNICATIONS EQUIPMENT—0.2%
2,571	Arista Networks, Inc. *	665
CONSTRUCTION & ENGINEERING—0.2%
3,375	Quanta Services, Inc.	655
CONSUMER FINANCE—0.7%
8,381	American Express Co.	1,683

COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—Continued
7,645	Synchrony Financial	$297
		1,980
ELECTRIC UTILITIES—1.6%
10,803	American Electric Power Co., Inc.	844
7,882	Edison International	532
19,971	Exelon Corp.	695
33,225	PG&E Corp.	561
15,171	PPL Corp.	398
21,683	Southern Co.	1,507
		4,537
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
3,171	Trimble, Inc. *	161
ENERGY EQUIPMENT & SERVICES—0.6%
34,294	Schlumberger NV	1,670
ENTERTAINMENT—1.4%
3,908	Electronic Arts, Inc.	538
5,304	Netflix, Inc. *	2,992
4,235	ROBLOX Corp. Class A*	164
1,307	Spotify Technology SA *	281
		3,975
FINANCIAL SERVICES—6.0%
20,493	Berkshire Hathaway, Inc. Class B*	7,864
20,614	Mastercard, Inc. Class A	9,260
		17,124
FOOD PRODUCTS—0.8%
9,689	General Mills, Inc.	629
21,437	Mondelez International, Inc. Class A	1,613
		2,242
GAS UTILITIES—0.1%
2,856	Atmos Energy Corp.	325
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
1,027	Align Technology, Inc. *	275
47,384	Boston Scientific Corp. *	2,997
5,979	GE HealthCare Technologies, Inc.	439
6,252	Intuitive Surgical, Inc. *	2,365
2,673	ResMed, Inc.	508
		6,584
HEALTH CARE TECHNOLOGY—0.1%
1,706	Veeva Systems, Inc. Class A*	354
HOTELS, RESTAURANTS & LEISURE—3.2%
11,170	Airbnb, Inc. Class A*	1,610
1,322	Booking Holdings, Inc. *	4,637
5,103	Expedia Group, Inc. *	757
9,324	Marriott International, Inc. Class A	2,235
		9,239
HOUSEHOLD PRODUCTS—2.7%
13,346	Colgate-Palmolive Co.	1,124
5,366	Kimberly-Clark Corp.	649
38,411	Procter & Gamble Co.	6,036
		7,809

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
13,825	AES Corp.	$231
INDUSTRIAL CONGLOMERATES—1.2%
16,882	Honeywell International, Inc.	3,415
INDUSTRIAL REITS—0.8%
17,468	Prologis, Inc.	2,213
INSURANCE—1.4%
5,462	Arch Capital Group Ltd. *	450
2,199	Cincinnati Financial Corp.	244
5,079	Hartford Financial Services Group, Inc.	442
3,935	Principal Financial Group, Inc.	311
9,011	Progressive Corp.	1,606
3,870	Travelers Cos., Inc.	818
		3,871
INTERACTIVE MEDIA & SERVICES—10.6%
76,999	Alphabet, Inc. Class A*	10,788
69,649	Alphabet, Inc. Class C*	9,876
4,173	Match Group, Inc. *	160
23,215	Meta Platforms, Inc. Class A*	9,057
7,594	Pinterest, Inc. Class A*	284
13,578	Snap, Inc. Class A*	216
3,795	ZoomInfo Technologies, Inc. *	61
		30,442
IT SERVICES—1.1%
631	EPAM Systems, Inc. *	176
11,018	International Business Machines Corp.	2,024
762	MongoDB, Inc. *	305
3,047	Snowflake, Inc. Class A*	596
2,037	Twilio, Inc. Class A*	143
		3,244
LIFE SCIENCES TOOLS & SERVICES—0.6%
5,059	Agilent Technologies, Inc.	658
2,725	Illumina, Inc. *	390
3,172	IQVIA Holdings, Inc. *	660
		1,708
MACHINERY—1.2%
3,416	Cummins, Inc.	817
6,949	Deere & Co.	2,735
		3,552
MEDIA—0.3%
4,528	Omnicom Group, Inc.	409
5,340	Trade Desk, Inc. Class A*	366
		775
METALS & MINING—0.6%
20,777	Newmont Corp.	717
5,976	Nucor Corp.	1,117
		1,834
MULTI-UTILITIES—0.4%
7,509	Consolidated Edison, Inc.	683
3,987	DTE Energy Co.	420
		1,103

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—3.5%
34,290	Chevron Corp.	$5,055
24,142	ConocoPhillips	2,701
6,234	EQT Corp.	221
5,013	Hess Corp.	705
7,711	ONEOK, Inc.	526
3,948	Pioneer Natural Resources Co.	907
		10,115
PASSENGER AIRLINES—0.5%
15,481	Delta Air Lines, Inc.	606
14,419	Southwest Airlines Co.	431
7,713	United Airlines Holdings, Inc. *	319
		1,356
PHARMACEUTICALS—8.5%
14,436	Eli Lilly & Co.	9,320
45,713	Johnson & Johnson	7,264
42,993	Merck & Co., Inc.	5,193
97,730	Pfizer, Inc.	2,646
		24,423
PROFESSIONAL SERVICES—0.2%
3,083	Jacobs Solutions, Inc.	416
3,183	TransUnion	220
		636
RESIDENTIAL REITS—0.2%
1,992	Camden Property Trust	187
1,147	Essex Property Trust, Inc.	267
		454
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.4%
17,309	Advanced Micro Devices, Inc. *	2,903
49,916	Intel Corp.	2,150
9,563	Marvell Technology, Inc.	647
25,044	NVIDIA Corp.	15,409
1,812	Teradyne, Inc.	175
		21,284
SOFTWARE—12.2%
5,601	Adobe, Inc. *	3,460
1,037	ANSYS, Inc. *	340
1,563	Atlassian Corp. Class A*	390
2,505	Autodesk, Inc. *	636
3,066	Cadence Design Systems, Inc. *	884
2,363	Crowdstrike Holdings, Inc. Class A*	691
7,036	Fortinet, Inc. *	454
3,384	Intuit, Inc.	2,137
43,143	Microsoft Corp.	17,153
17,634	Palantir Technologies, Inc. Class A*	284
3,367	Palo Alto Networks, Inc. *	1,140
11,800	Salesforce, Inc. *	3,317
2,450	ServiceNow, Inc. *	1,875
1,763	Synopsys, Inc. *	940
2,291	Unity Software, Inc. *	74
2,345	Workday, Inc. Class A*	683
2,611	Zoom Video Communications, Inc. Class A*	169
952	Zscaler, Inc. *	224
		34,851

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—1.2%
5,466	Digital Realty Trust, Inc.	$768
1,724	Equinix, Inc.	1,430
2,884	Public Storage	817
2,073	SBA Communications Corp.	464
		3,479
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.1%
76,645	Apple, Inc.	14,133
15,419	Hewlett Packard Enterprise Co.	236
11,865	HP, Inc.	341
		14,710
TEXTILES, APPAREL & LUXURY GOODS—1.4%
3,967	Lululemon Athletica, Inc. *	1,800
19,786	NIKE, Inc. Class B	2,009
6,145	VF Corp.	101
		3,910
TOBACCO—1.2%
26,899	Altria Group, Inc.	1,079

COMMON STOCKS—Continued
Shares		Value
TOBACCO—Continued
24,962	Philip Morris International, Inc.	$2,268
		3,347
TOTAL COMMON STOCKS (Cost $203,042)		$263,308

EXCHANGE-TRADED FUNDS—7.9%

CAPITAL MARKETS—7.9%
81,545	Communication Services Select Sector SPDR Fund	6,188
95,332	Consumer Discretionary Select Sector SPDR Fund	16,294
TOTAL CAPITAL MARKETS (Cost $18,438)		22,482
TOTAL INVESTMENTS—99.9% (Cost $221,480)		285,790
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		304
TOTAL NET ASSETS—100%		$286,094

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
AUTOMOBILE COMPONENTS—1.0%
19,066	Gentherm, Inc. *	$918
16,761	Stoneridge, Inc. *	298
		1,216
AUTOMOBILES—0.5%
88,802	Fisker, Inc. *	71
8,248	Winnebago Industries, Inc.	542
		613
BANKS—3.2%
8,749	City Holding Co.	894
18,688	Live Oak Bancshares, Inc.	680
16,361	Origin Bancorp, Inc.	499
46,182	Seacoast Banking Corp. of Florida	1,134
30,244	Veritex Holdings, Inc.	636
		3,843
BIOTECHNOLOGY—9.4%
208,827	Atara Biotherapeutics, Inc. *	130
35,335	Beam Therapeutics, Inc. *	862
29,730	Biohaven Ltd. *	1,322
30,880	Blueprint Medicines Corp. *	2,456
14,463	Cullinan Oncology, Inc. *	219
60,469	Denali Therapeutics, Inc. *	968
18,357	Kymera Therapeutics, Inc. *	602
47,472	Mersana Therapeutics, Inc. *	150
38,566	PTC Therapeutics, Inc. *	1,006
15,417	REGENXBIO, Inc. *	190
38,263	Relay Therapeutics, Inc. *	354
28,592	Sage Therapeutics, Inc. *	733
25,483	Twist Bioscience Corp. *	826
35,086	Ultragenyx Pharmaceutical, Inc. *	1,548
		11,366
BUILDING PRODUCTS—1.2%
35,021	PGT Innovations, Inc. *	1,444
CAPITAL MARKETS—5.6%
15,618	Evercore, Inc. Class A	2,682
22,291	Perella Weinberg Partners	262
13,327	PJT Partners, Inc. Class A	1,282
34,150	StepStone Group, Inc. Class A	1,142
33,727	TPG, Inc.	1,404
		6,772
CHEMICALS—3.8%
29,953	HB Fuller Co.	2,270
9,267	Koppers Holdings, Inc.	474
28,420	Rayonier Advanced Materials, Inc. *	123
11,122	Stepan Co.	993
54,908	Tronox Holdings PLC	757
		4,617
COMMERCIAL SERVICES & SUPPLIES—1.3%
12,710	Cimpress PLC (Ireland)*	956
51,125	Steelcase, Inc. Class A	648
		1,604
COMMUNICATIONS EQUIPMENT—1.4%
11,531	Calix, Inc. *	383
34,455	Extreme Networks, Inc. *	466

COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—Continued
23,802	Harmonic, Inc. *	$278
33,212	Infinera Corp. *	164
17,778	Viasat, Inc. *	395
		1,686
CONSUMER FINANCE—0.2%
31,478	EZCORP, Inc. Class A*	271
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.6%
17,277	PriceSmart, Inc.	1,313
26,166	SpartanNash Co.	587
		1,900
DIVERSIFIED CONSUMER SERVICES—4.0%
64,825	Chegg, Inc. *	639
21,181	Coursera, Inc. *	405
96,409	Laureate Education, Inc.	1,217
62,724	Rover Group, Inc. *	686
28,985	Stride, Inc. *	1,738
11,260	Udemy, Inc. *	153
		4,838
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
4,541	Bandwidth, Inc. Class A*	63
35,201	Liberty Latin America Ltd. Class A (Puerto Rico)*	248
		311
ELECTRIC UTILITIES—0.3%
32,855	Hawaiian Electric Industries, Inc.	426
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
18,769	Arlo Technologies, Inc. *	167
ENERGY EQUIPMENT & SERVICES—3.7%
83,638	Archrock, Inc.	1,367
17,488	Bristow Group, Inc. *	461
6,246	Nabors Industries Ltd. *	528
188,295	Patterson-UTI Energy, Inc.	2,088
		4,444
FINANCIAL SERVICES—5.5%
89,656	Affirm Holdings, Inc. *	3,632
28,435	Flywire Corp. *	608
176,543	Payoneer Global, Inc. *	826
16,557	Walker & Dunlop, Inc.	1,599
		6,665
FOOD PRODUCTS—0.2%
15,669	Vital Farms, Inc. *	225
GAS UTILITIES—0.7%
14,914	ONE Gas, Inc.	915
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
22,442	AtriCure, Inc. *	764
15,609	Axogen, Inc. *	151
27,516	Glaukos Corp. *	2,450
19,969	Outset Medical, Inc. *	61
35,946	Tandem Diabetes Care, Inc. *	819
		4,245

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—2.8%
153,488	23andMe Holding Co. Class A*	$112
44,165	AdaptHealth Corp. *	319
11,983	Castle Biosciences, Inc. *	276
49,189	DocGo, Inc. *	182
62,465	Hims & Hers Health, Inc. *	536
51,583	Progyny, Inc. *	1,965
		3,390
HEALTH CARE REITS—1.5%
151,218	Physicians Realty Trust	1,851
HEALTH CARE TECHNOLOGY—2.5%
6,721	Definitive Healthcare Corp. *	57
21,497	Doximity, Inc. Class A*	579
59,766	Evolent Health, Inc. Class A*	1,758
14,671	GoodRx Holdings, Inc. Class A*	88
10,945	Health Catalyst, Inc. *	107
5,421	HealthStream, Inc.	144
9,893	Schrodinger, Inc. *	262
59,658	Sharecare, Inc. *	68
		3,063
HOTEL & RESORT REITS—1.8%
136,980	Apple Hospitality REIT, Inc.	2,200
HOTELS, RESTAURANTS & LEISURE—1.7%
30,230	Brinker International, Inc. *	1,294
11,076	Dutch Bros, Inc. Class A*	297
23,796	PlayAGS, Inc. *	207
19,540	Xponential Fitness, Inc. Class A*	216
		2,014
HOUSEHOLD DURABLES—4.8%
6,871	Beazer Homes USA, Inc. *	218
28,610	GoPro, Inc. Class A*	85
7,181	Helen of Troy Ltd. *	822
9,278	iRobot Corp. *	126
19,707	KB Home	1,174
12,606	La-Z-Boy, Inc.	439
4,915	LGI Homes, Inc. *	580
6,864	M/I Homes, Inc. *	875
36,291	Sonos, Inc. *	565
15,716	Worthington Enterprises, Inc.	897
		5,781
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
25,804	Sunnova Energy International, Inc. *	271
INSURANCE—2.3%
38,720	Brighthouse Financial, Inc. *	2,004
12,822	Palomar Holdings, Inc. *	768
		2,772
INTERACTIVE MEDIA & SERVICES—1.3%
16,022	Cargurus, Inc. *	372
10,625	Cars.com, Inc. *	185
19,682	Eventbrite, Inc. Class A*	165
32,324	Nextdoor Holdings, Inc. *	49
33,564	QuinStreet, Inc. *	425
28,326	Taboola.com Ltd. (Israel)*	134
27,364	Vimeo, Inc. *	109

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
7,213	ZipRecruiter, Inc. Class A*	$100
		1,539
IT SERVICES—1.1%
5,847	Couchbase, Inc. *	146
9,514	DigitalOcean Holdings, Inc. *	321
22,648	Fastly, Inc. Class A*	456
10,613	Grid Dynamics Holdings, Inc. *	138
54,220	Thoughtworks Holding, Inc. *	254
		1,315
MEDIA—1.1%
30,590	John Wiley & Sons, Inc. Class A	1,035
23,197	Magnite, Inc. *	205
4,726	TechTarget, Inc. *	162
		1,402
METALS & MINING—1.2%
9,396	Piedmont Lithium, Inc. *	144
13,723	Ryerson Holding Corp.	471
37,504	SunCoke Energy, Inc.	384
15,716	Worthington Steel, Inc. *	471
		1,470
MULTI-UTILITIES—0.7%
17,311	Black Hills Corp.	896
OIL, GAS & CONSUMABLE FUELS—3.2%
195,959	Kosmos Energy Ltd. (Ghana)*	1,188
116,198	Permian Resources Corp.	1,566
4,303	SilverBow Resources, Inc. *	114
48,512	Talos Energy, Inc. *	629
41,095	Teekay Corp. (Bermuda)*	370
		3,867
PERSONAL CARE PRODUCTS—1.0%
15,596	Edgewell Personal Care Co.	578
16,687	Nu Skin Enterprises, Inc. Class A	310
6,315	USANA Health Sciences, Inc. *	295
		1,183
PHARMACEUTICALS—0.2%
55,422	Revance Therapeutics, Inc. *	279
PROFESSIONAL SERVICES—5.1%
4,648	CRA International, Inc.	498
6,300	CSG Systems International, Inc.	317
7,403	Forrester Research, Inc. *	189
11,555	Huron Consulting Group, Inc. *	1,196
20,551	Insperity, Inc.	2,357
12,064	Kforce, Inc.	825
32,724	Planet Labs PBC *	74
57,970	Upwork, Inc. *	795
		6,251
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
52,024	eXp World Holdings, Inc.	644
12,212	RE/MAX Holdings, Inc. Class A	131
		775
RETAIL REITS—2.9%
29,797	Getty Realty Corp.	824

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
RETAIL REITS—Continued
45,825	InvenTrust Properties Corp.	$1,138
114,995	SITE Centers Corp.	1,532
		3,494
SOFTWARE—8.9%
13,373	A10 Networks, Inc.	179
10,000	Altair Engineering, Inc. Class A*	850
11,380	Amplitude, Inc. Class A*	148
3,716	Appfolio, Inc. Class A*	815
15,853	Asana, Inc. Class A*	276
97,416	Aurora Innovation, Inc. *	291
25,220	AvePoint, Inc. *	194
29,643	Box, Inc. Class A*	770
10,014	Braze, Inc. Class A*	541
5,801	Domo, Inc. Class B*	63
9,902	Expensify, Inc. Class A*	16
34,263	Freshworks, Inc. Class A*	761
6,422	Intapp, Inc. *	277
9,922	Jamf Holding Corp. *	184
13,578	N-able, Inc. *	176
13,082	nCino, Inc. *	412
17,897	PagerDuty, Inc. *	424
9,150	Progress Software Corp.	520
11,598	Rapid7, Inc. *	638
27,034	Samsara, Inc. Class A*	849
5,503	SEMrush Holdings, Inc. Class A*	64
8,483	Sprout Social, Inc. Class A*	520
21,086	Varonis Systems, Inc. *	946
9,791	Workiva, Inc. *	910
		10,824
SPECIALTY RETAIL—2.0%
3,662	America’s Car-Mart, Inc. *	223
10,484	Asbury Automotive Group, Inc. *	2,192
		2,415

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.8%
27,863	Levi Strauss & Co. Class A	$454
4,403	Oxford Industries, Inc.	418
7,174	Vera Bradley, Inc. *	55
		927
TRADING COMPANIES & DISTRIBUTORS—1.9%
26,966	GMS, Inc. *	2,269
WATER UTILITIES—0.4%
7,680	SJW Group	457
WIRELESS TELECOMMUNICATION SERVICES—0.4%
57,528	Gogo, Inc. *	509
TOTAL COMMON STOCKS (Cost $109,962)		118,782

EXCHANGE-TRADED FUNDS—2.2%

CAPITAL MARKETS—2.2%
7,207	Invesco S&P SmallCap Consumer Discretionary ETF	715
17,289	Invesco S&P SmallCap Financials ETF	811
8,704	Invesco S&P SmallCap Industrials ETF	983
2,629	Invesco S&P SmallCap Utilities & Communication Services ETF	135
TOTAL CAPITAL MARKETS (Cost $2,368)		2,644
TOTAL INVESTMENTS—100.0% (Cost $112,330)		121,426
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(2)
TOTAL NET ASSETS—100%		$121,424

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
BANKS—7.9%
1,521,200	Bank Central Asia Tbk. PT (Indonesia)	$921
27,663	HDFC Bank Ltd. ADR (India)[1]	1,535
		2,456
BEVERAGES—2.3%
19,599	Diageo PLC (United Kingdom)	710
BUILDING PRODUCTS—5.9%
33,995	Assa Abloy AB Class B (Sweden)	936
5,600	Daikin Industries Ltd. (Japan)	909
		1,845
CAPITAL MARKETS—2.9%
4,522	Deutsche Boerse AG (Germany)	903
CHEMICALS—4.5%
3,481	Linde PLC (United States)	1,409
CONSTRUCTION & ENGINEERING—2.5%
6,257	Vinci SA (France)	792
ELECTRIC UTILITIES—4.4%
46,404	Iberdrola SA (Spain)	560
783	Iberdrola SA (Spain)*	10 [x]
37,509	SSE PLC (United Kingdom)	801
		1,371
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.2%
2,200	Keyence Corp. (Japan)	995
FOOD PRODUCTS—3.8%
10,446	Nestle SA (United States)	1,193
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
9,900	Hoya Corp. (Japan)	1,274
HOUSEHOLD DURABLES—3.7%
11,700	Sony Group Corp. (Japan)	1,168
INDUSTRIAL CONGLOMERATES—4.3%
7,537	Siemens AG (Germany)	1,358
INSURANCE—2.5%
98,600	AIA Group Ltd. (Hong Kong)	769

COMMON STOCKS—Continued
Shares		Value
MACHINERY—4.8%
56,530	Atlas Copco AB Class A (Sweden)	$907
33,437	Epiroc AB Class A (Sweden)	592
		1,499
PERSONAL CARE PRODUCTS—3.6%
2,315	L’Oreal SA (France)	1,113
PHARMACEUTICALS—11.1%
8,564	AstraZeneca PLC (United Kingdom)	1,140
20,832	Novo Nordisk AS Class B (Denmark)	2,340
		3,480
PROFESSIONAL SERVICES—1.3%
10,142	RELX PLC (United Kingdom)	419
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.4%
2,453	ASML Holding NV (Netherlands)	2,116
9,968	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	1,126
		3,242
SOFTWARE—4.2%
7,508	SAP SE (Germany)	1,305
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
610	Samsung Electronics Co. Ltd. GDR (South Korea)[1]	834
TEXTILES, APPAREL & LUXURY GOODS—3.8%
1,440	LVMH Moet Hennessy Louis Vuitton SE (France)	1,204
TRADING COMPANIES & DISTRIBUTORS—5.5%
9,055	Ferguson PLC (United States)	1,704
TOTAL COMMON STOCKS (Cost $27,699)		31,043
TOTAL INVESTMENTS—99.4% (Cost $27,699)		31,043
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		181
TOTAL NET ASSETS—100%		$31,224

FAIR VALUE MEASUREMENTS
As of January 31, 2024, the investment in Iberdrola SA with a $10 value (as disclosed in the preceding Portfolio of Investments) was classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
x
Fair valued in accordance with Harbor funds' valuation procedures.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
BIOTECHNOLOGY—11.6%
621	Amgen, Inc. [1]	$195
8,536	Exelixis, Inc. *	186
3,720	Moderna, Inc. *,1	376
797	Neurocrine Biosciences, Inc. *,1	111
199	Regeneron Pharmaceuticals, Inc. *,1	187
13,029	Sage Therapeutics, Inc. *	334
469	United Therapeutics Corp. *,1	101
242	Vertex Pharmaceuticals, Inc. *,1	105
		1,595
BROADLINE RETAIL—0.8%
709	Amazon.com, Inc. *,1	110
CHEMICALS—4.9%
573	Ecolab, Inc. [1]	114
396	Linde PLC [1]	160
1,809	RPM International, Inc.	193
664	Sherwin-Williams Co. [1]	202
		669
COMMUNICATIONS EQUIPMENT—3.1%
773	Arista Networks, Inc. *,1	200
630	F5, Inc. *	116
360	Motorola Solutions, Inc.	115
		431
CONSTRUCTION MATERIALS—0.9%
229	Martin Marietta Materials, Inc.	116
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.1%
334	Casey’s General Stores, Inc. [1]	91
137	Costco Wholesale Corp. [1]	95
1,640	Performance Food Group Co. *,1	119
2,689	U.S. Foods Holding Corp. *,1	124
		429
CONTAINERS & PACKAGING—2.2%
686	Packaging Corp. of America	114
4,756	Westrock Co.	191
		305
DIVERSIFIED CONSUMER SERVICES—1.0%
2,840	H&R Block, Inc. [1]	133
ELECTRIC UTILITIES—2.4%
1,763	Constellation Energy Corp. [1]	215
6,401	PG&E Corp. [1]	108
		323
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
1,144	Amphenol Corp. Class A1	115
841	CDW Corp.	191
		306
ENERGY EQUIPMENT & SERVICES—0.8%
5,542	TechnipFMC PLC (United Kingdom)	107
FINANCIAL SERVICES—2.1%
267	Mastercard, Inc. Class A1	120
793	WEX, Inc. *,1	162
		282

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—3.8%
819	Landstar System, Inc. [1]	$157
1,633	Ryder System, Inc. [1]	186
2,775	Uber Technologies, Inc. *,1	181
		524
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
2,795	Boston Scientific Corp. *,1	177
HEALTH CARE PROVIDERS & SERVICES—5.8%
1,784	Cardinal Health, Inc. [1]	195
926	Cencora, Inc. [1]	215
1,127	DaVita, Inc. *,1	122
289	McKesson Corp. [1]	145
314	Molina Healthcare, Inc. *,1	112
		789
HOTELS, RESTAURANTS & LEISURE—1.8%
553	Hilton Worldwide Holdings, Inc. [1]	105
617	Marriott International, Inc. Class A1	148
		253
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.8%
5,922	Vistra Corp. [1]	243
INTERACTIVE MEDIA & SERVICES—5.3%
818	Alphabet, Inc. Class C*,1	116
554	Meta Platforms, Inc. Class A*,1	216
4,884	Pinterest, Inc. Class A*,1	183
9,838	TripAdvisor, Inc. *,1	213
		728
IT SERVICES—2.9%
246	Gartner, Inc. *,1	112
1,050	GoDaddy, Inc. Class A *,1	112
2,112	Okta, Inc. *	175
		399
LIFE SCIENCES TOOLS & SERVICES—1.5%
1,767	Azenta, Inc. *	115
330	ICON PLC *,1	86
		201
METALS & MINING—0.7%
353	Reliance Steel & Aluminum Co.	101
OIL, GAS & CONSUMABLE FUELS—5.3%
20,996	Antero Midstream Corp.	257
1,104	Marathon Petroleum Corp. [1]	183
843	Phillips 66 [1]	122
1,958	Targa Resources Corp.	166
		728
PHARMACEUTICALS—3.6%
401	Eli Lilly & Co. [1]	259
1,059	Merck & Co., Inc. [1]	128
569	Zoetis, Inc. [1]	107
		494
SOFTWARE—18.7%
4,139	AppLovin Corp. Class A*	170
463	Cadence Design Systems, Inc. *,1	134
1,038	Crowdstrike Holdings, Inc. Class A*,1	304

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
1,936	Guidewire Software, Inc. *	$216
6,493	Informatica, Inc. Class A*	195
442	Manhattan Associates, Inc. *	107
4,710	Nutanix, Inc. Class A*	265
11,088	Palantir Technologies, Inc. Class A*,1	178
353	Palo Alto Networks, Inc. *,1	120
6,760	SentinelOne, Inc. Class A*	181
902	Splunk, Inc. *,1	138
225	Synopsys, Inc. *,1	120
14,236	UiPath, Inc. Class A*	327
1,629	Zoom Video Communications, Inc. Class A*,1	105
		2,560
SPECIALTY RETAIL—5.9%
43	AutoZone, Inc. *,1	119
353	Murphy USA, Inc. [1]	125
117	O’Reilly Automotive, Inc. *,1	120
830	Ross Stores, Inc. [1]	116
1,233	TJX Cos., Inc. [1]	117
1,082	Williams-Sonoma, Inc. [1]	209
		806
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
573	Apple, Inc. [1]	106
1,892	Dell Technologies, Inc. Class C	157

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
1,255	NetApp, Inc.	$109
		372
TEXTILES, APPAREL & LUXURY GOODS—1.2%
222	Deckers Outdoor Corp. *,1	167
WIRELESS TELECOMMUNICATION SERVICES—1.2%
1,871	GCI Liberty, Inc. *	— [x]
1,014	T-Mobile U.S., Inc. [1]	163
		163
TOTAL COMMON STOCKS (Cost $12,457)		13,511

EXCHANGE-TRADED FUNDS—2.8%

(Cost $404)
CAPITAL MARKETS—2.8%
13,076	Direxion Daily S&P 500 High Beta Bear 3x Shares ETF [1]	382
TOTAL INVESTMENTS—101.4% (Cost $12,861)		13,893
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.4)%		(191)
TOTAL NET ASSETS—100%		$13,702

INVESTMENTS SOLD SHORT

COMMON STOCKS—(46.9)%
Shares		Values
BIOTECHNOLOGY—(2.2)%
(2,578)	Sarepta Therapeutics, Inc. *	$(307)
CHEMICALS—(1.4)%
(1,654)	Albemarle Corp.	(190)
COMMUNICATIONS EQUIPMENT—(1.5)%
(9,104)	Viasat, Inc. *	(202)
CONSUMER STAPLES DISTRIBUTION & RETAIL—(1.5)%
(1,512)	Target Corp.	(210)
ENTERTAINMENT—(1.9)%
(1,545)	Take-Two Interactive Software, Inc. *	(255)
HEALTH CARE EQUIPMENT & SUPPLIES—(3.8)%
(1,272)	Inspire Medical Systems, Inc. *	(268)
(1,910)	Masimo Corp. *	(247)
(515)
HEALTH CARE PROVIDERS & SERVICES—(1.9)%
(3,219)	Acadia Healthcare Co., Inc. *	(265)
HOTELS, RESTAURANTS & LEISURE—(5.0)%
(1,833)	Churchill Downs, Inc.	(222)
(2,801)	Marriott Vacations Worldwide Corp.	(235)
(2,521)	Starbucks Corp.	(234)
(691)

COMMON STOCKS—Continued
Shares		Values
LIFE SCIENCES TOOLS & SERVICES—(3.5)%
(781)	Bio-Rad Laboratories, Inc. Class A*	$(251)
(1,045)	Charles River Laboratories International, Inc.	(226)
(477)
MEDIA—(3.5)%
(444)	Cable One, Inc.	(244)
(638)	Charter Communications, Inc. – Class A Class A*	(236)
(480)
PASSENGER AIRLINES—(5.3)%
(6,506)	Alaska Air Group, Inc. *	(233)
(8,843)	Southwest Airlines Co.	(264)
(5,630)	United Airlines Holdings, Inc. *	(233)
(730)
PHARMACEUTICALS—(2.1)%
(5,518)	Catalent, Inc. *	(285)
SOFTWARE—(6.7)%
(11,756)	Confluent, Inc. Class A	(263)
(10,360)	HashiCorp, Inc. Class A	(226)
(2,318)	Oracle Corp.	(259)
(5,187)	Unity Software, Inc.	(168)
(916)
SPECIALTY RETAIL—(4.9)%
(4,047)	Advance Auto Parts, Inc.	(270)
(1,140)	Five Below, Inc. *	(205)

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Values
SPECIALTY RETAIL—Continued
(789)	RH	$(200)
(675)
WATER UTILITIES—(1.7)%
(1,857)	American Water Works Co., Inc.	(230)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $6,325)		(6,428)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS - $6,325)		$(6,428)

FAIR VALUE MEASUREMENTS
As of January 31, 2024, the investment in GCI Liberty, Inc. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 12/04/2023 (Commencement of Operations) (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2024 (000s)	Unrealized Gain/(Loss) as of 01/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
GCI Liberty, Inc.	$—	Market Approach	Estimated Recovery Value	USD 0.00

*
Non-income producing security
x
Fair valued in accordance with Harbor funds' valuation procedures.
1
As of January 31, 2024, all or a portion of this security was segregated as collateral for investments sold short. The securities pledged had an aggregate value of $9,689.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.6%
Shares		Value
AEROSPACE & DEFENSE—0.5%
5,945	Boeing Co. *	$1,255
AUTOMOBILE COMPONENTS—0.4%
14,199	Aptiv PLC *	1,155
AUTOMOBILES—2.3%
32,881	Tesla, Inc. *	6,158
BANKS—0.6%
4,535	JPMorgan Chase & Co.	791
87,163	NU Holdings Ltd. Class A (Brazil)*	750
		1,541
BIOTECHNOLOGY—1.2%
11,963	AbbVie, Inc.	1,967
3,011	Vertex Pharmaceuticals, Inc. *	1,305
		3,272
BROADLINE RETAIL—10.2%
131,228	Amazon.com, Inc. *	20,367
4,145	MercadoLibre, Inc. (Brazil)*	7,095
		27,462
CAPITAL MARKETS—1.0%
7,037	Blackstone, Inc.	876
1,503	Goldman Sachs Group, Inc.	577
2,970	Moody’s Corp.	1,164
		2,617
COMMUNICATIONS EQUIPMENT—0.8%
8,638	Arista Networks, Inc. *	2,234
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.2%
8,550	Costco Wholesale Corp.	5,941
ENTERTAINMENT—2.4%
11,581	Netflix, Inc. *	6,533
FINANCIAL SERVICES—5.1%
12,489	Apollo Global Management, Inc.	1,254
12,388	Mastercard, Inc. Class A	5,565
25,510	Visa, Inc. Class A	6,971
		13,790
GROUND TRANSPORTATION—2.2%
91,490	Uber Technologies, Inc. *	5,972
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
7,985	Becton Dickinson & Co.	1,907
2,466	Intuitive Surgical, Inc. *	933
6,892	Stryker Corp.	2,312
		5,152
HEALTH CARE PROVIDERS & SERVICES—0.2%
1,110	UnitedHealth Group, Inc.	568
HOTELS, RESTAURANTS & LEISURE—2.3%
4,600	Airbnb, Inc. Class A*	663
589	Chipotle Mexican Grill, Inc. *	1,419
15,623	Hilton Worldwide Holdings, Inc.	2,983
4,418	Marriott International, Inc. Class A	1,059
		6,124

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—8.8%
112,348	Alphabet, Inc. Class A*	$15,740
20,453	Meta Platforms, Inc. Class A*	7,979
		23,719
IT SERVICES—2.0%
7,968	MongoDB, Inc. *	3,191
11,177	Snowflake, Inc. Class A*	2,187
		5,378
MEDIA—0.3%
9,558	Trade Desk, Inc. Class A*	654
PERSONAL CARE PRODUCTS—0.9%
24,312	L’Oreal SA ADR (France)[1]	2,324
PHARMACEUTICALS—8.0%
19,897	AstraZeneca PLC ADR (United Kingdom)[1]	1,326
15,001	Eli Lilly & Co.	9,685
20,188	Merck & Co., Inc.	2,438
69,982	Novo Nordisk AS ADR (Denmark)[1]	8,030
		21,479
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.6%
68,571	Advanced Micro Devices, Inc. *	11,499
12,100	Applied Materials, Inc.	1,988
10,106	ARM Holdings PLC ADR*,1	714
995	ASML Holding NV New York Registry Shares (Netherlands)	865
3,651	Broadcom, Inc.	4,308
873	Lam Research Corp.	720
30,292	Marvell Technology, Inc.	2,051
8,566	Micron Technology, Inc.	735
31,178	NVIDIA Corp.	19,183
		42,063
SOFTWARE—17.6%
2,575	Adobe, Inc. *	1,591
2,485	Cadence Design Systems, Inc. *	717
9,566	Crowdstrike Holdings, Inc. Class A*	2,798
21,579	Datadog, Inc. Class A*	2,685
1,071	HubSpot, Inc. *	654
77,518	Microsoft Corp.	30,820
7,477	Palo Alto Networks, Inc. *	2,531
7,276	Salesforce, Inc. *	2,045
1,013	ServiceNow, Inc. *	775
5,037	Synopsys, Inc. *	2,687
		47,303
SPECIALIZED REITS—0.9%
12,772	American Tower Corp.	2,499
SPECIALTY RETAIL—1.2%
3,305	Home Depot, Inc.	1,167
819	O’Reilly Automotive, Inc. *	838
11,447	TJX Cos., Inc.	1,086
		3,091
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.0%
116,534	Apple, Inc.	21,489
TEXTILES, APPAREL & LUXURY GOODS—3.0%
11,626	Lululemon Athletica, Inc. *	5,276

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
12,175	LVMH Moet Hennessy Louis Vuitton SE ADR (France)[1]	$2,024
7,959	NIKE, Inc. Class B	808
		8,108
TOTAL COMMON STOCKS (Cost $205,266)		267,881
TOTAL INVESTMENTS—99.6% (Cost $205,266)		267,881
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		1,137
TOTAL NET ASSETS—100%		$269,018

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Multi-Asset Explorer ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.9%
Shares		Value
EQUITY FUNDS—84.0%
2,948	Communication Services Select Sector SPDR Fund	$224
647	Energy Select Sector SPDR Fund	54
5,276	Financial Select Sector SPDR Fund	205
4,993	Invesco Senior Loan ETF	105
1,971	iShares Core S&P 500 ETF	956
173	iShares Expanded Tech-Software Sector ETF	73
6,594	iShares Gold Strategy ETF	353
2,804	iShares MSCI EAFE ETF	210
4,578	iShares MSCI Emerging Markets ETF	176
3,461	iShares MSCI Japan ETF	229
756	Technology Select Sector SPDR Fund	149
4,291	Vanguard FTSE Europe ETF	273
TOTAL EQUITY FUNDS (Cost $2,889)		3,007
FIXED INCOME FUNDS—15.9%
395	iShares 20+ Year Treasury Bond ETF	38
1,886	iShares 7-10 Year Treasury Bond ETF	182

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
FIXED INCOME FUNDS—Continued
2,154	iShares iBoxx $ High Yield Corporate Bond ETF	$167
405	iShares J.P. Morgan USD Emerging Markets Bond ETF	36
1,546	iShares MBS ETF	145
TOTAL FIXED INCOME FUNDS (Cost $538)		568
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,427)		3,575
TOTAL INVESTMENTS—99.9% (Cost $3,427)		3,575
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		2
TOTAL NET ASSETS—100%		$3,577

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—97.8%
Principal Amount		Value
AEROSPACE & DEFENSE—2.6%
	TransDigm, Inc.
$1,200	4.625%—01/15/2029	$1,124
1,200	4.875%—05/01/2029	1,123
		2,247
	Triumph Group, Inc.
700	7.750%—08/15/2025	701
200	9.000%—03/15/2028[1]	211
		912
		3,159
AIRLINES—0.8%
975	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%—04/20/2026[1]	965
AUTOMOBILES—2.6%
	Allison Transmission, Inc.
900	3.750%—01/30/2031[1]	788
500	5.875%—06/01/2029[1]	497
		1,285
1,100	Aston Martin Capital Holdings Ltd. 10.500%—11/30/2025[1]	1,112
300	Ford Motor Credit Co. LLC 2.300%—02/10/2025	289
600	Wabash National Corp. 4.500%—10/15/2028[1]	547
		3,233
BANKS—2.7%
	Intesa Sanpaolo SpA
1,200	4.198%—06/01/2032[1,2]	994
500	5.710%—01/15/2026[1]	499
		1,493
	UniCredit SpA
1,800	5.459%—06/30/2035[1,2]	1,689
200	7.296%—04/02/2034[1,2]	207
		1,896
		3,389
BUILDING PRODUCTS—1.8%
800	Builders FirstSource, Inc. 4.250%—02/01/2032[1]	716
300	Enpro, Inc. 5.750%—10/15/2026	298
500	Forestar Group, Inc. 3.850%—05/15/2026[1]	475
800	Griffon Corp. 5.750%—03/01/2028	785
		2,274
CAPITAL MARKETS—0.4%
500	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.750%—01/15/2029[1]	514
CHEMICALS—1.7%
1,000	Chemours Co. 5.750%—11/15/2028[1]	944
600	Rain Carbon, Inc. 12.250%—09/01/2029[1]	595

Corporate Bonds & Notes—Continued
Principal Amount		Value
CHEMICALS—Continued
$600	Rayonier AM Products, Inc. 7.625%—01/15/2026[1]	$526
		2,065
COMMERCIAL SERVICES & SUPPLIES—4.1%
400	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	378
800	Cimpress PLC 7.000%—06/15/2026	789
400	CPI CG, Inc. 8.625%—03/15/2026[1]	394
900	Deluxe Corp. 8.000%—06/01/2029[1]	811
400	GEO Group, Inc. 10.500%—06/30/2028	407
500	GFL Environmental, Inc. 3.750%—08/01/2025[1]	487
800	PROG Holdings, Inc. 6.000%—11/15/2029[1]	731
	Sabre GLBL, Inc.
600	8.625%—06/01/2027[1]	561
450	11.250%—12/15/2027[1]	451
		1,012
		5,009
COMMUNICATIONS EQUIPMENT—0.7%
	Viasat, Inc.
700	6.500%—07/15/2028[1]	541
400	7.500%—05/30/2031[1]	297
		838
CONSTRUCTION & ENGINEERING—1.1%
400	Arcosa, Inc. 4.375%—04/15/2029[1]	374
500	Tutor Perini Corp. 6.875%—05/01/2025[1]	490
500	VM Consolidated, Inc. 5.500%—04/15/2029[1]	477
		1,341
CONSUMER FINANCE—0.9%
498	Enova International, Inc. 8.500%—09/15/2025[1]	493
700	FirstCash, Inc. 5.625%—01/01/2030[1]	668
		1,161
DIVERSIFIED FINANCIAL SERVICES—2.6%
400	Brightsphere Investment Group, Inc. 4.800%—07/27/2026	382
400	Coinbase Global, Inc. 3.375%—10/01/2028[1]	328
500	Enova International, Inc. 11.250%—12/15/2028[1]	523
800	goeasy Ltd. 9.250%—12/01/2028[1]	851
500	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.250%—05/15/2027	450

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	PRA Group, Inc.
$200	5.000%—10/01/2029[1]	$161
500	8.375%—02/01/2028[1]	477
		638
		3,172
DIVERSIFIED REITS—1.6%
900	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	764
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
300	4.250%—02/01/2027[1]	278
300	4.750%—06/15/2029[1]	269
		547
700	Service Properties Trust 7.500%—09/15/2025	711
		2,022
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
400	Frontier Communications Holdings LLC 6.750%—05/01/2029[1]	355
500	Telesat Canada/Telesat LLC 5.625%—12/06/2026[1]	303
		658
ELECTRIC UTILITIES—2.4%
600	Drax Finco PLC 6.625%—11/01/2025[1]	596
	NRG Energy, Inc.
500	3.625%—02/15/2031[1]	429
72	3.875%—02/15/2032[1]	62
		491
	Vistra Operations Co. LLC
300	4.375%—05/01/2029[1]	276
1,300	5.500%—09/01/2026[1]	1,289
100	5.625%—02/15/2027[1]	99
200	7.750%—10/15/2031[1]	208
		1,872
		2,959
ELECTRICAL EQUIPMENT—0.5%
700	Atkore, Inc. 4.250%—06/01/2031[1]	618
ENERGY EQUIPMENT & SERVICES—2.5%
300	CSI Compressco LP/CSI Compressco Finance, Inc. 7.500%—04/01/2025[1]	300
2,000	USA Compression Partners LP/USA Compression Finance Corp. 6.875%—04/01/2026-09/01/2027	1,994
800	Weatherford International Ltd. 8.625%—04/30/2030[1]	818
		3,112
ENTERTAINMENT—3.4%
1,000	Churchill Downs, Inc. 5.750%—04/01/2030[1]	968
1,000	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	762

Corporate Bonds & Notes—Continued
Principal Amount		Value
ENTERTAINMENT—Continued
$1,000	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	$1,011
1,000	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	889
600	Vail Resorts, Inc. 6.250%—05/15/2025[1]	601
		4,231
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.0%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	639
800	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	722
1,500	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.500%—02/15/2029[1]	1,059
		2,420
FINANCIAL SERVICES—1.0%
400	Nationstar Mortgage Holdings, Inc. 5.750%—11/15/2031[1]	369
	OneMain Finance Corp.
200	4.000%—09/15/2030	170
300	5.375%—11/15/2029	278
		448
400	World Acceptance Corp. 7.000%—11/01/2026[1]	370
		1,187
FOOD & STAPLES RETAILING—0.5%
800	United Natural Foods, Inc. 6.750%—10/15/2028[1]	673
FOOD PRODUCTS—1.1%
	Lamb Weston Holdings, Inc.
1,200	4.125%—01/31/2030[1]	1,096
300	4.375%—01/31/2032[1]	269
		1,365
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
	Hologic, Inc.
1,200	3.250%—02/15/2029[1]	1,080
700	4.625%—02/01/2028[1]	676
		1,756
HEALTH CARE PROVIDERS & SERVICES—3.6%
400	Acadia Healthcare Co., Inc. 5.500%—07/01/2028[1]	391
	DaVita, Inc.
400	3.750%—02/15/2031[1]	330
1,600	4.625%—06/01/2030[1]	1,417
		1,747
700	Encompass Health Corp. 4.625%—04/01/2031	643
600	IQVIA, Inc. 5.000%—05/15/2027[1]	587
1,300	Molina Healthcare, Inc. 3.875%—05/15/2032[1]	1,114
		4,482

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—5.2%
$1,100	Boyd Gaming Corp. 4.750%—06/15/2031[1]	$1,012
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	430
1,700	4.000%—05/01/2031[1]	1,529
		1,959
	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
600	4.875%—07/01/2031[1]	533
200	5.000%—06/01/2029[1]	185
		718
700	Las Vegas Sands Corp. 2.900%—06/25/2025	676
	Marriott Ownership Resorts, Inc.
500	4.500%—06/15/2029[1]	450
600	4.750%—01/15/2028	554
		1,004
1,200	New Red Finance, Inc. 3.500%—02/15/2029[1]	1,099
		6,468
HOUSEHOLD DURABLES—1.1%
1,500	Tempur Sealy International, Inc. 4.000%—04/15/2029[1]	1,355
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.8%
	Sunnova Energy Corp.
600	5.875%—09/01/2026[1]	499
500	11.750%—10/01/2028[1]	435
		934
INTERNET & CATALOG RETAIL—0.9%
400	Cars.com, Inc. 6.375%—11/01/2028[1]	391
880	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	769
		1,160
IT SERVICES—0.7%
1,000	Unisys Corp. 6.875%—11/01/2027[1]	907
LEISURE PRODUCTS—2.7%
300	Carnival Corp. 7.625%—03/01/2026[1]	305
700	Life Time, Inc. 8.000%—04/15/2026[1]	701
1,000	NCL Corp. Ltd. 5.875%—03/15/2026[1]	976
1,200	Royal Caribbean Cruises Ltd. 11.625%—08/15/2027[1]	1,306
		3,288
MACHINERY—2.6%
1,400	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029	1,307
900	GrafTech Finance, Inc. 4.625%—12/15/2028[1]	597
300	GrafTech Global Enterprises, Inc. 9.875%—12/15/2028[1]	225

Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
$400	Manitowoc Co., Inc. 9.000%—04/01/2026[1]	$400
800	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	724
		3,253
MEDIA—4.2%
1,700	AMC Networks, Inc. 4.250%—02/15/2029	1,310
	CCO Holdings LLC/CCO Holdings Capital Corp.
200	4.250%—01/15/2034[1]	159
600	4.500%—06/01/2033[1]	493
1,000	4.750%—03/01/2030-02/01/2032	874
		1,526
300	Cumulus Media New Holdings, Inc. 6.750%—07/01/2026[1]	193
700	DISH DBS Corp. 7.750%—07/01/2026	413
500	Nexstar Media, Inc. 5.625%—07/15/2027[1]	487
1,400	TEGNA, Inc. 5.000%—09/15/2029	1,294
		5,223
METALS & MINING—4.3%
338	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500%—05/01/2025[1]	338
200	Cleveland-Cliffs, Inc. 4.625%—03/01/2029[1]	188
	Commercial Metals Co.
500	3.875%—02/15/2031	443
500	4.125%—01/15/2030	457
		900
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	716
	FMG Resources August 2006 Pty. Ltd.
300	4.375%—04/01/2031[1]	270
300	5.875%—04/15/2030[1]	297
700	6.125%—04/15/2032[1]	693
		1,260
800	IAMGOLD Corp. 5.750%—10/15/2028[1]	705
500	Park-Ohio Industries, Inc. 6.625%—04/15/2027	458
700	Taseko Mines Ltd. 7.000%—02/15/2026[1]	688
		5,253
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—1.3%
800	Rithm Capital Corp. 6.250%—10/15/2025[1]	792
	Starwood Property Trust, Inc.
695	4.375%—01/15/2027[1]	644
200	4.750%—03/15/2025	196
		840
		1,632

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OFFICE ELECTRONICS—0.9%
	Pitney Bowes, Inc.
$600	6.875%—03/15/2027[1]	$542
600	7.250%—03/15/2029[1]	511
		1,053
OIL, GAS & CONSUMABLE FUELS—12.5%
	AmeriGas Partners LP/AmeriGas Finance Corp.
300	5.750%—05/20/2027	287
600	9.375%—06/01/2028[1]	617
		904
1,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%—06/15/2029[1]	961
700	Chord Energy Corp. 6.375%—06/01/2026[1]	700
400	CNX Resources Corp. 7.250%—03/14/2027[1]	402
	CVR Energy, Inc.
400	5.750%—02/15/2028[1]	370
900	8.500%—01/15/2029[1]	902
		1,272
700	Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%—06/01/2028[1]	667
700	Diamond Foreign Asset Co./Diamond Finance LLC 8.500%—10/01/2030[1]	720
633	Gran Tierra Energy, Inc. 9.500%—10/15/2029[1]	561
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	420
	Murphy Oil USA, Inc.
800	3.750%—02/15/2031[1]	691
700	4.750%—09/15/2029	664
		1,355
	New Fortress Energy, Inc.
400	6.500%—09/30/2026[1]	388
1,500	6.750%—09/15/2025[1]	1,483
		1,871
200	Parkland Corp. 4.625%—05/01/2030[1]	184
	PBF Holding Co. LLC/PBF Finance Corp.
500	6.000%—02/15/2028	489
600	7.875%—09/15/2030[1]	622
		1,111
900	PG&E Corp. 5.250%—07/01/2030	860
	Sunoco LP/Sunoco Finance Corp.
1,000	4.500%—05/15/2029-04/30/2030	931
300	7.000%—09/15/2028[1]	307
		1,238
	Transocean, Inc.
1,000	7.500%—01/15/2026[1]	991
1,100	11.500%—01/30/2027[1]	1,150
		2,141
		15,367

Corporate Bonds & Notes—Continued
Principal Amount		Value
PERSONAL CARE PRODUCTS—0.7%
$157	Coty, Inc. 5.000%—04/15/2026[1]	$155
900	HLF Financing SARL LLC/Herbalife International, Inc. 4.875%—06/01/2029[1]	704
		859
PHARMACEUTICALS—2.6%
	Bausch Health Cos., Inc.
1,400	4.875%—06/01/2028[1]	793
300	5.500%—11/01/2025[1]	276
		1,069
1,000	Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%—09/01/2025[1]	994
1,300	Jazz Securities DAC 4.375%—01/15/2029[1]	1,200
		3,263
PROFESSIONAL SERVICES—0.6%
300	KBR, Inc. 4.750%—09/30/2028[1]	277
500	TriNet Group, Inc. 3.500%—03/01/2029[1]	442
		719
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.1%
84	Five Point Operating Co. LP/Five Point Capital Corp. 10.500%—01/15/2028[1]	86
	Howard Hughes Corp.
800	4.125%—02/01/2029[1]	722
900	4.375%—02/01/2031[1]	780
		1,502
	Kennedy-Wilson, Inc.
300	4.750%—02/01/2030	244
900	5.000%—03/01/2031	719
		963
		2,551
SOFTWARE—3.6%
	Fair Isaac Corp.
1,500	4.000%—06/15/2028[1]	1,398
300	5.250%—05/15/2026[1]	297
		1,695
600	MicroStrategy, Inc. 6.125%—06/15/2028[1]	573
700	Open Text Corp. 3.875%—12/01/2029[1]	632
1,200	Open Text Holdings, Inc. 4.125%—02/15/2030[1]	1,087
400	PTC, Inc. 3.625%—02/15/2025[1]	393
		4,380
SPECIALTY RETAIL—3.1%
1,100	Bath & Body Works, Inc. 6.750%—07/01/2036	1,085

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	Gap, Inc.
$1,200	3.625%—10/01/2029[1]	$1,029
1,000	3.875%—10/01/2031[1]	826
		1,855
100	GYP Holdings III Corp. 4.625%—05/01/2029[1]	93
200	Penske Automotive Group, Inc. 3.750%—06/15/2029	178
600	Upbound Group, Inc. 6.375%—02/15/2029[1]	572
		3,783
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
	Xerox Corp.
400	4.800%—03/01/2035	300
600	6.750%—12/15/2039	505
		805
1,250	Xerox Holdings Corp. 5.500%—08/15/2028[1]	1,140
		1,945
TOBACCO—2.0%
342	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	333

Corporate Bonds & Notes—Continued
Principal Amount		Value
TOBACCO—Continued
	Vector Group Ltd.
$1,400	5.750%—02/01/2029[1]	$1,292
800	10.500%—11/01/2026[1]	803
		2,095
		2,428
TRADING COMPANIES & DISTRIBUTORS—0.6%
700	G-III Apparel Group Ltd. 7.875%—08/15/2025[1]	702
TRANSPORTATION INFRASTRUCTURE—1.2%
1,500	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	1,455
Total Corporate Bonds & Notes (Cost $117,027)		120,581
TOTAL INVESTMENTS—97.8% (Cost $117,027)		120,581
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		2,722
TOTAL NET ASSETS—100.0%		$123,303

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $96,193 or 78% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—92.8%
Principal Amount		Value
AEROSPACE & DEFENSE—3.5%
	Howmet Aerospace, Inc.
$200	3.000%—01/15/2029	$181
100	5.900%—02/01/2027	102
		283
200	Moog, Inc. 4.250%—12/15/2027[1]	187
	TransDigm, Inc.
200	4.875%—05/01/2029	187
200	5.500%—11/15/2027	195
		382
300	Triumph Group, Inc. 7.750%—08/15/2025	301
		1,153
AUTOMOBILES—1.7%
100	Allison Transmission, Inc. 3.750%—01/30/2031[1]	88
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	103
100	Nissan Motor Acceptance Co. LLC 1.850%—09/16/2026[1]	90
300	Wabash National Corp. 4.500%—10/15/2028[1]	273
		554
BANKS—1.6%
400	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	331
200	UniCredit SpA 5.459%—06/30/2035[1,2]	188
		519
BEVERAGES—0.3%
100	PepsiCo, Inc. 2.625%—07/29/2029	92
BIOTECHNOLOGY—0.9%
300	Biogen, Inc. 4.050%—09/15/2025	296
BUILDING PRODUCTS—1.8%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	192
200	Lennox International, Inc. 5.500%—09/15/2028	205
200	NVR, Inc. 3.000%—05/15/2030	179
		576
CHEMICALS—2.0%
300	Ashland, Inc. 3.375%—09/01/2031[1]	253
100	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	96
300	Rain Carbon, Inc. 12.250%—09/01/2029[1]	297
		646

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—4.4%
$200	Cimpress PLC 7.000%—06/15/2026	$197
200	CPI CG, Inc. 8.625%—03/15/2026[1]	197
300	Deluxe Corp. 8.000%—06/01/2029[1]	270
200	Element Fleet Management Corp. 6.271%—06/26/2026[1]	204
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	274
300	Republic Services, Inc. 2.500%—08/15/2024	296
		1,438
COMMUNICATIONS EQUIPMENT—2.1%
200	Motorola Solutions, Inc. 4.600%—02/23/2028	199
255	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	256
	Viasat, Inc.
200	6.500%—07/15/2028[1]	154
100	7.500%—05/30/2031[1]	74
		228
		683
CONSTRUCTION & ENGINEERING—2.9%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	187
300	Tutor Perini Corp. 6.875%—05/01/2025[1]	294
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	191
300	Williams Scotsman, Inc. 4.625%—08/15/2028[1]	284
		956
CONSUMER FINANCE—0.6%
200	Enova International, Inc. 8.500%—09/15/2025[1]	198
CONTAINERS & PACKAGING—1.4%
100	Amcor Finance USA, Inc. 3.625%—04/28/2026	97
200	Graphic Packaging International LLC 3.500%—03/15/2028-03/01/2029[1]	182
200	Silgan Holdings, Inc. 4.125%—02/01/2028	188
		467
DIVERSIFIED REITS—0.8%
200	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	170
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	97
		267
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
300	Telesat Canada/Telesat LLC 5.625%—12/06/2026[1]	182

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—1.7%
$200	Pacific Gas & Electric Co. 3.300%—12/01/2027	$187
400	Vistra Operations Co. LLC 4.375%—05/01/2029[1]	368
		555
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
200	Keysight Technologies, Inc. 4.550%—10/30/2024	198
ENERGY EQUIPMENT & SERVICES—0.9%
300	Weatherford International Ltd. 8.625%—04/30/2030[1]	307
ENTERTAINMENT—1.2%
300	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	228
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	178
		406
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	183
200	Iron Mountain, Inc. 5.250%—07/15/2030[1]	189
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	189
		561
FINANCIAL SERVICES—0.6%
200	World Acceptance Corp. 7.000%—11/01/2026[1]	185
FOOD & STAPLES RETAILING—0.6%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	181
FOOD PRODUCTS—0.8%
300	Lamb Weston Holdings, Inc. 4.125%—01/31/2030[1]	274
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	301
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
300	Hologic, Inc. 3.250%—02/15/2029[1]	270
200	Stryker Corp. 3.375%—11/01/2025	195
200	Zimmer Biomet Holdings, Inc. 1.450%—11/22/2024	194
		659
HEALTH CARE PROVIDERS & SERVICES—3.6%
100	Acadia Healthcare Co., Inc. 5.000%—04/15/2029[1]	96
100	AMN Healthcare, Inc. 4.625%—10/01/2027[1]	95

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	DaVita, Inc.
$200	3.750%—02/15/2031[1]	$165
200	4.625%—06/01/2030[1]	177
		342
200	Elevance Health, Inc. 3.350%—12/01/2024	197
300	HCA, Inc. 3.125%—03/15/2027	285
200	Molina Healthcare, Inc. 3.875%—11/15/2030[1]	176
		1,191
HOTELS, RESTAURANTS & LEISURE—1.8%
300	Hilton Domestic Operating Co., Inc. 4.875%—01/15/2030	289
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	189
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	97
		575
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
100	Sunnova Energy Corp. 5.875%—09/01/2026[1]	83
INTERACTIVE MEDIA & SERVICES—0.3%
100	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	91
INTERNET & CATALOG RETAIL—2.6%
200	Cars.com, Inc. 6.375%—11/01/2028[1]	195
400	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	349
300	Meta Platforms, Inc. 4.800%—05/15/2030	306
		850
IT SERVICES—2.0%
200	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	189
100	DXC Technology Co. 1.800%—09/15/2026	92
300	Unisys Corp. 6.875%—11/01/2027[1]	272
100	VeriSign, Inc. 5.250%—04/01/2025	100
		653
LEISURE PRODUCTS—2.5%
300	Life Time, Inc. 8.000%—04/15/2026[1]	301
200	NCL Corp. Ltd. 5.875%—03/15/2026[1]	195
300	Royal Caribbean Cruises Ltd. 11.625%—08/15/2027[1]	326
		822
MACHINERY—1.9%
300	GrafTech Global Enterprises, Inc. 9.875%—12/15/2028[1]	224

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
$200	Weir Group PLC 2.200%—05/13/2026[1]	$186
200	Westinghouse Air Brake Technologies Corp. 4.150%—03/15/2024	200
		610
MEDIA—2.1%
400	AMC Networks, Inc. 4.250%—02/15/2029	308
300	RELX Capital, Inc. 4.000%—03/18/2029	292
100	Thomson Reuters Corp. 3.350%—05/15/2026	97
		697
METALS & MINING—2.1%
	Commercial Metals Co.
100	3.875%—02/15/2031	89
100	4.125%—01/15/2030	91
100	4.375%—03/15/2032	90
		270
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	143
300	IAMGOLD Corp. 5.750%—10/15/2028[1]	264
		677
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.9%
200	Rithm Capital Corp. 6.250%—10/15/2025[1]	198
100	Starwood Property Trust, Inc. 4.750%—03/15/2025	98
		296
OFFICE ELECTRONICS—1.1%
	Pitney Bowes, Inc.
200	6.875%—03/15/2027[1]	181
200	7.250%—03/15/2029[1]	170
		351
OIL, GAS & CONSUMABLE FUELS—10.3%
100	Antero Midstream Partners LP/Antero Midstream Finance Corp. 7.875%—05/15/2026[1]	102
300	Chord Energy Corp. 6.375%—06/01/2026[1]	300
300	CVR Energy, Inc. 8.500%—01/15/2029[1]	301
100	Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%—06/01/2028[1]	95
200	DT Midstream, Inc. 4.375%—06/15/2031[1]	179
400	Gran Tierra Energy, Inc. 9.500%—10/15/2029[1]	354
200	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	210
200	Marathon Petroleum Corp. 4.700%—05/01/2025	199
200	MPLX LP 2.650%—08/15/2030	173

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Murphy Oil USA, Inc.
$200	3.750%—02/15/2031[1]	$173
100	4.750%—09/15/2029	95
		268
300	New Fortress Energy, Inc. 6.750%—09/15/2025[1]	297
100	PBF Holding Co. LLC/PBF Finance Corp. 7.875%—09/15/2030[1]	104
300	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	291
100	TC PipeLines LP 3.900%—05/25/2027	96
200	Transocean, Inc. 8.000%—02/01/2027[1]	199
200	Williams Cos., Inc. 4.300%—03/04/2024	200
		3,368
PERSONAL CARE PRODUCTS—0.9%
300	Edgewell Personal Care Co. 5.500%—06/01/2028[1]	294
PHARMACEUTICALS—2.9%
300	Bausch Health Cos., Inc. 11.000%—09/30/2028[1]	205
300	Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%—09/01/2025[1]	298
300	Merck & Co., Inc. 1.900%—12/10/2028	270
200	Perrigo Finance Unlimited Co. 4.650%—06/15/2030	183
		956
PROFESSIONAL SERVICES—1.7%
300	Gartner, Inc. 4.500%—07/01/2028[1]	287
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	265
		552
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
	Broadcom, Inc.
300	1.950%—02/15/2028[1]	270
100	4.000%—04/15/2029[1]	96
		366
300	Microchip Technology, Inc. 4.250%—09/01/2025	296
200	NVIDIA Corp. 2.850%—04/01/2030	184
200	Texas Instruments, Inc. 2.250%—09/04/2029	180
		1,026
SOFTWARE—5.0%
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	180
300	Fair Isaac Corp. 4.000%—06/15/2028[1]	280
100	MicroStrategy, Inc. 6.125%—06/15/2028[1]	96

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—Continued
	Open Text Corp.
$400	3.875%—02/15/2028[1]	$372
300	6.900%—12/01/2027[1]	311
		683
	Oracle Corp.
300	2.300%—03/25/2028	272
100	6.150%—11/09/2029	107
		379
		1,618
SPECIALTY RETAIL—2.8%
200	Arko Corp. 5.125%—11/15/2029[1]	177
400	Bath & Body Works, Inc. 6.875%—11/01/2035	399
400	Gap, Inc. 3.625%—10/01/2029[1]	343
		919
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.1%
400	Xerox Holdings Corp. 5.500%—08/15/2028[1]	365
TEXTILES, APPAREL & LUXURY GOODS—0.6%
200	Tapestry, Inc. 7.700%—11/27/2030	212
TOBACCO—3.9%
300	Altria Group, Inc. 4.800%—02/14/2029	301
100	Imperial Brands Finance PLC 3.125%—07/26/2024[1]	99
	Philip Morris International, Inc.
200	5.125%—02/15/2030	203
200	5.625%—11/17/2029	209
		412

Corporate Bonds & Notes—Continued
Principal Amount		Value
TOBACCO—Continued
$100	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	$97
400	Vector Group Ltd. 5.750%—02/01/2029[1]	369
		1,278
TRADING COMPANIES & DISTRIBUTORS—2.2%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	199
300	G-III Apparel Group Ltd. 7.875%—08/15/2025[1]	301
200	LKQ Corp. 5.750%—06/15/2028	204
		704
TRANSPORTATION INFRASTRUCTURE—0.9%
300	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	291
WIRELESS TELECOMMUNICATION SERVICES—0.6%
200	T-Mobile USA, Inc. 2.625%—02/15/2029	180
Total Corporate Bonds & Notes (Cost $29,900)		30,313

Foreign Government Obligations—0.4%

(Cost $215)
200	Russia Foreign Bonds - Eurobond 4.250%—06/23/2027[1]	131
TOTAL INVESTMENTS—93.2% (Cost $30,115)		30,444
CASH AND OTHER ASSETS, LESS LIABILITIES—6.8%		2,222
TOTAL NET ASSETS—100.0%		$32,666

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S Treasury Note Futures 10 Year (Long)	19	03/19/2024	$2,134	$4
U.S Treasury Note Futures 2 Year (Long)	50	03/28/2024	10,283	79
U.S Treasury Note Futures 5 Year (Long)	42	03/28/2024	4,552	81
Total Futures Contracts				$164

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North America Investment Grade Index Series 41	Buy	1.000%	12/20/2028	0.556%	Quarterly	$13,400	$(277)	$(216)	$(61)
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 41	Buy	5.000%	12/20/2028	3.545%	Quarterly	4,455	(283)	(138)	(145)
Total Centrally Cleared Credit Default Swaps										$(206)
FAIR VALUE MEASUREMENTS
As of January 31, 2024, the investment in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $19,608 or 60% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—January 31, 2024 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Harbor Long-Short Equity ETF commenced operations on December 4, 2023.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Adviser to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of these swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Adviser as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤